Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000035147 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[1]
C000035147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
C000035147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
C000035147 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
C000035147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
C000035147 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000035147 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000035147 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000035147 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000035147 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000035147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000035148 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[2]
C000035148 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	14.20%	[2]
C000035148 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	12.60%	[2]
C000035148 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
C000035148 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000035148 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000035148 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000035148 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000035148 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000035148 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000035148 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
C000035149 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[3]
C000035149 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	14.20%	[3]
C000035149 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	12.60%	[3]
C000035149 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	10.60%	[3]
C000035149 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.60%	[3]
C000035149 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000035149 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000035149 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000035149 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000035149 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000035149 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.